UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



              Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Theleme Partners LLP

Address:  15 Davies Street
          London
          W1K 3AG
          England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Patrick Degorce
Title:  Principal
Phone:  44-020-7150-1400


Signature, Place and Date of Signing:

 /s/ Patrick Degorce           London, England                  May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:  $496,806
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number                 Name

1.          028-14311                  Theleme Master Fund Ltd.

----  ----------------------     --------------------------------------

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2011



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE     SHARED  NONE

ASIAINFO-LINKAGE INC            COM       04518A104     27,485  1,269,500  SH       DEFINED           1      1,269,500
CME GROUP INC                   COM       12572Q105     69,754    231,319  SH       DEFINED           1        231,319
COMMUNITY HEALTH SYS INC NEW    COM       203668108     46,228  1,156,000  SH       DEFINED           1      1,156,000
CROWN CASTLE INTL CORP          COM       228227104     50,162  1,178,900  SH       DEFINED           1      1,178,900
MASTERCARD INC                  CL A      57636Q104     30,427    120,875  SH       DEFINED           1        120,875
ORACLE CORP                     COM       68389X105     39,317  1,176,000  SH       DEFINED           1      1,176,000
TEMPUR PEDIC INTL INC           COM       88023U101     65,762  1,298,099  SH       DEFINED           1      1,298,099
UNION PAC CORP                  COM       907818108     39,221    398,867  SH       DEFINED           1        398,867
WELLS FARGO & CO NEW            COM       949746101    128,451  4,050,800  SH       DEFINED           1      4,050,800




SK 26816 0001 1189697